PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,	December 31,
	2022	2021
Property	$2,016,287	$858,858
Leasehold improvement	367,235	283,607
Office equipment	161,997	173,355
Vehicles	144,986	—
Electronic equipment	133,850	377,162
Less: accumulated depreciation	(473,027)	(314,525)
	$2,351,328	$1,378,457

Depreciation expense was $211,213, $210,208, and $236,059 for the years ended December 31, 2022, 2021, and 2020, respectively. During the year ended December 31, 2021, the Company recognized impairment loss of $434,878 on electronic equipment.

During the year ended December 31, 2022, the Company disposed of electronic equipment at consideration of $222,916, and recorded loss from disposal of property and equipment of $1,275. On the date of disposal, the cost and accumulated depreciation of electronic equipment was $217,341 and $23,637, respectively.

During the year ended December 31, 2021, the Company disposed of leasehold improvement, office equipment and electronic equipment, and recorded loss from disposal of property and equipment of $14,810. On the date of disposal, the cost and accumulated depreciation of leasehold improvement was $382,909 and $382,909, respectively, the cost and accumulated depreciation of office equipment was $27,071 and $13,436, respectively, and the cost and accumulated depreciation of office equipment was $27,156 and $25,798, respectively.